Segment information and information by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Sales from operations	€ 88,797	€ 93,717	€ 132,512
Operating profit	5,238	8,257	17,510
Net provisions for contingencies	(1,397)	(1,369)	(2,985)
Depreciation and amortization	(7,600)	(7,479)	(7,205)
Impairments of tangible and intangible assets and right-of-use assets	(3,207)	(2,262)	(1,567)
Reversals of tangible and intangible assets and right-of-use assets	307	460	427
Write-off of tangible and intangible assets and right-of-use assets	(580)	(535)	(599)
Share of profit (loss) from equity-accounted investments	866	1,336	1,841
Total assets	146,939	142,606	100,686
Equity-accounted investments	14,150	12,630	12,092
Total liabilities	91,291	88,962	48,103
Capital expenditure in tangible and intangible assets	8,485	9,215	8,056
As reported
Disclosure of operating segments [line items]
Sales from operations		93,717	132,512
Operating profit		8,257	17,510
Allocated amounts
Disclosure of operating segments [line items]
Total assets	103,957	99,664	100,686
Total liabilities	45,820	44,866	48,103
Allocated amounts | As reported
Disclosure of operating segments [line items]
Total assets		99,664	100,686
Total liabilities		44,866	48,103
Adjustments of intragroup profits
Disclosure of operating segments [line items]
Operating profit	(105)	81	138
Net provisions for contingencies	(13)	(12)	(19)
Depreciation and amortization	33	34	33
Total assets	(457)	(378)	(472)
Total liabilities	(49)	(56)	(68)
Capital expenditure in tangible and intangible assets	(23)	(19)	(4)
Adjustments of intragroup profits | As reported
Disclosure of operating segments [line items]
Operating profit		81	138
Total assets		(378)	(472)
Total liabilities		(56)	(68)
Unallocated amounts
Disclosure of operating segments [line items]
Total assets	42,982	42,942	51,444
Total liabilities	45,471	44,096	48,797
Exploration & Production
Disclosure of operating segments [line items]
Sales from operations	38,875	37,961	38,729
Exploration & Production | As reported
Disclosure of operating segments [line items]
Sales from operations		10,843	12,889
Exploration & Production | Operating segments
Disclosure of operating segments [line items]
Sales from operations	54,440	55,773	61,834
Operating profit	6,715	8,693	16,158
Net provisions for contingencies	(282)	(354)	(160)
Depreciation and amortization	(6,353)	(6,271)	(6,130)
Impairments of tangible and intangible assets and right-of-use assets	(2,385)	(1,419)	(613)
Reversals of tangible and intangible assets and right-of-use assets	182	376	181
Write-off of tangible and intangible assets and right-of-use assets	(576)	(531)	(596)
Share of profit (loss) from equity-accounted investments	904	1,012	1,530
Total assets	67,572	64,504	62,522
Equity-accounted investments	8,348	6,780	7,318
Total liabilities	20,627	21,461	20,431
Capital expenditure in tangible and intangible assets	6,055	7,135	6,252
Exploration & Production | Operating segments | As reported
Disclosure of operating segments [line items]
Sales from operations		23,903	31,194
Operating profit		8,549	15,963
Total assets		62,180	60,298
Total liabilities		18,020	17,339
Exploration & Production | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(15,565)	(17,812)	(23,105)
Exploration & Production | Adjustments of intragroup profits | As reported
Disclosure of operating segments [line items]
Sales from operations		(13,060)	(18,305)
Global Gas & LNG Portfolio
Disclosure of operating segments [line items]
Sales from operations		19,468	47,544
Global Gas & LNG Portfolio | As reported
Disclosure of operating segments [line items]
Sales from operations		16,910	41,230
Global Gas & LNG Portfolio | Operating segments
Disclosure of operating segments [line items]
Sales from operations		24,168	58,119
Operating profit		2,626	4,231
Write-off of tangible and intangible assets and right-of-use assets			(1)
Share of profit (loss) from equity-accounted investments			4
Total assets		7,688	13,813
Equity-accounted investments			4
Total liabilities		6,637	13,537
Capital expenditure in tangible and intangible assets			173
Global Gas & LNG Portfolio | Operating segments | As reported
Disclosure of operating segments [line items]
Sales from operations		20,139	48,586
Operating profit		2,431	3,730
Total assets		6,381	12,282
Total liabilities		5,997	12,572
Global Gas & LNG Portfolio | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations		(4,700)	(10,575)
Global Gas & LNG Portfolio | Adjustments of intragroup profits | As reported
Disclosure of operating segments [line items]
Sales from operations		(3,229)	(7,356)
Enilive, Refining and Chemicals | As reported
Disclosure of operating segments [line items]
Sales from operations		52,165	58,470
Enilive, Refining and Chemicals | Operating segments | As reported
Disclosure of operating segments [line items]
Sales from operations		52,558	59,178
Operating profit		(1,397)	460
Total assets		15,530	14,925
Total liabilities		10,200	9,011
Enilive, Refining and Chemicals | Adjustments of intragroup profits | As reported
Disclosure of operating segments [line items]
Sales from operations		(393)	(708)
Plenitude & Power | As reported
Disclosure of operating segments [line items]
Sales from operations		13,598	19,726
Plenitude & Power | Operating segments | As reported
Disclosure of operating segments [line items]
Sales from operations		14,256	20,883
Operating profit		(464)	(825)
Total assets		13,999	11,987
Total liabilities		6,076	4,787
Plenitude & Power | Adjustments of intragroup profits | As reported
Disclosure of operating segments [line items]
Sales from operations		(658)	(1,157)
Global Gas & LNG Portfolio and Power
Disclosure of operating segments [line items]
Sales from operations	15,061	19,468	47,544
Global Gas & LNG Portfolio and Power | Operating segments
Disclosure of operating segments [line items]
Sales from operations	18,876	24,168	58,119
Operating profit	(909)	2,626	4,231
Net provisions for contingencies	(11)	(206)	(395)
Depreciation and amortization	(267)	(295)	(268)
Impairments of tangible and intangible assets and right-of-use assets	(195)	(14)	(114)
Reversals of tangible and intangible assets and right-of-use assets	94	52	180
Share of profit (loss) from equity-accounted investments	44	49
Total assets	7,421	7,688
Equity-accounted investments	488	534
Total liabilities	7,230	6,637
Capital expenditure in tangible and intangible assets	110	119
Global Gas & LNG Portfolio and Power | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(3,815)	(4,700)	(10,575)
Refining and Chemicals
Disclosure of operating segments [line items]
Sales from operations	5,881	6,188	8,413
Refining and Chemicals | Operating segments
Disclosure of operating segments [line items]
Sales from operations	21,210	23,061	26,633
Operating profit	(1,681)	(2,121)	(606)
Net provisions for contingencies	(478)	(352)	(658)
Depreciation and amortization	(161)	(142)	(150)
Impairments of tangible and intangible assets and right-of-use assets	(458)	(732)	(709)
Reversals of tangible and intangible assets and right-of-use assets	3	6	35
Write-off of tangible and intangible assets and right-of-use assets			(2)
Share of profit (loss) from equity-accounted investments	73	381	445
Total assets	7,228	7,186	8,064
Equity-accounted investments	2,621	2,724	3,062
Total liabilities	4,253	3,910	3,714
Capital expenditure in tangible and intangible assets	632	556	605
Refining and Chemicals | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(15,329)	(16,873)	(18,220)
Enilive
Disclosure of operating segments [line items]
Sales from operations	18,670	18,877	24,225
Enilive | Operating segments
Disclosure of operating segments [line items]
Sales from operations	21,139	21,780	26,479
Operating profit	282	585	876
Net provisions for contingencies	(48)	(33)	(439)
Depreciation and amortization	(284)	(261)	(245)
Impairments of tangible and intangible assets and right-of-use assets	(117)	(38)	(43)
Share of profit (loss) from equity-accounted investments	(43)	(38)	1
Total assets	5,893	6,081	4,690
Equity-accounted investments	899	858	22
Total liabilities	2,995	2,900	2,253
Capital expenditure in tangible and intangible assets	416	428	273
Enilive | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(2,469)	(2,903)	(2,254)
Plenitude
Disclosure of operating segments [line items]
Sales from operations	10,124	11,040	13,412
Plenitude | Operating segments
Disclosure of operating segments [line items]
Sales from operations	10,179	11,102	13,497
Operating profit	1,307	(659)	(1,326)
Net provisions for contingencies	(81)	(73)	(12)
Depreciation and amortization	(424)	(404)	(307)
Impairments of tangible and intangible assets and right-of-use assets	(1)	(7)	(17)
Reversals of tangible and intangible assets and right-of-use assets	5
Write-off of tangible and intangible assets and right-of-use assets	(3)	(5)
Share of profit (loss) from equity-accounted investments	(47)	(55)	(20)
Total assets	13,588	12,692	10,456
Equity-accounted investments	1,019	664	660
Total liabilities	5,883	5,436	3,822
Capital expenditure in tangible and intangible assets	887	636	481
Plenitude | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(55)	(62)	(85)
Total reportable segments
Disclosure of operating segments [line items]
Sales from operations	88,611	93,534	132,323
Total reportable segments | Operating segments
Disclosure of operating segments [line items]
Sales from operations	125,844	135,884	186,562
Operating profit	5,714	9,124	19,333
Net provisions for contingencies	(900)	(1,018)	(1,664)
Depreciation and amortization	(7,489)	(7,373)	(7,100)
Impairments of tangible and intangible assets and right-of-use assets	(3,156)	(2,210)	(1,496)
Reversals of tangible and intangible assets and right-of-use assets	284	434	396
Write-off of tangible and intangible assets and right-of-use assets	(579)	(536)	(599)
Share of profit (loss) from equity-accounted investments	931	(1,349)	(1,960)
Total assets	101,702	98,151	99,545
Equity-accounted investments	13,375	11,560
Total liabilities	40,988	40,344	43,757
Capital expenditure in tangible and intangible assets	8,100	8,874	7,784
Total reportable segments | Adjustments of intragroup profits
Disclosure of operating segments [line items]
Sales from operations	(37,233)	(42,350)	(54,239)
Corporate and Other activities
Disclosure of operating segments [line items]
Sales from operations	186	183	189
Operating profit			189
Corporate and Other activities | As reported
Disclosure of operating segments [line items]
Sales from operations		201	197
Corporate and Other activities | Operating segments
Disclosure of operating segments [line items]
Operating profit	(371)	(948)	(1,961)
Net provisions for contingencies	(484)	(339)	(1,340)
Depreciation and amortization	(144)	(140)	(138)
Impairments of tangible and intangible assets and right-of-use assets	(51)	(52)	(119)
Reversals of tangible and intangible assets and right-of-use assets	23	26	31
Write-off of tangible and intangible assets and right-of-use assets	(1)	1
Share of profit (loss) from equity-accounted investments	(65)	13	71
Total assets	(2,712)	1,891	1,613
Equity-accounted investments	775	1,070	1,026
Total liabilities	(4,881)	4,578	4,414
Capital expenditure in tangible and intangible assets	€ (408)	(360)	(276)
Corporate and Other activities | Operating segments | As reported
Disclosure of operating segments [line items]
Sales from operations		1,972	1,886
Operating profit		(943)	(1,956)
Total assets		1,952	1,666
Total liabilities		4,629	4,462
Corporate and Other activities | Adjustments of intragroup profits | As reported
Disclosure of operating segments [line items]
Sales from operations		€ (1,771)	€ (1,689)